General Information and Statement of Compliance - Additional Information (Detail) - EUR (€) € in Millions					12 Months Ended
	Dec. 21, 2018	Aug. 13, 2018	Jul. 03, 2018	Apr. 07, 2015	Dec. 31, 2018
Top of range [member]
Disclosure of subsidiaries [line items]
Increasing amount of financial liabilities					€ 25
Bottom of range [member]
Disclosure of subsidiaries [line items]
Increasing amount of financial liabilities					€ 30
US subsidiary [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
Australian subsidiary [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
Canadian subsidiary [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
French subsidiary [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%